Debt - Financing Arrangements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Proceeds from borrowings under financing arrangement	$ 2,910,000,000	$ 0	$ 0
Repayments of borrowings under financing arrangement	300,000,000	150,000,000	$ 564,000,000
Handset Financing Arrangement
Short-term Debt [Line Items]
Borrowing capacity	108,000,000
Proceeds from borrowings under financing arrangement		100,000,000
Repayments of borrowings under financing arrangement		100,000,000
Short-term debt, outstanding	0	0
Vendor Financing Arrangement
Short-term Debt [Line Items]
Proceeds from borrowings under financing arrangement	300,000,000
Repayments of borrowings under financing arrangement	300,000,000
Short-term debt, outstanding	$ 0	$ 0